                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7400

                     Van Kampen Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



PAR
Amount
(000)     Description                                                                  COUPON         MATURITY             VALUE
          MUNICIPAL BONDS    160.0%
          ALABAMA    1.8%
$ 1,000   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                          5.875 %       11/15/24          $ 1,020,940
  5,000   Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev
          (MBIA Insd)                                                                   5.750         11/15/10            5,457,550
      4   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy
          Svc Co Proj Rfdg (a)                                                          6.950         01/01/20                   22
                                                                                                                        -----------
                                                                                                                          6,478,512
                                                                                                                        -----------

          ARIZONA    4.3%
  1,860   Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network                        5.750         12/01/32            1,793,170
  5,000   Arizona Sch Fac Brd Ctf Ser B (FSA Insd) (b)                                  5.250         09/01/19            5,387,350
  5,250   Arizona Tourism & Sports Auth Tax Rev Multipurpose Stad Fac
          Ser A (MBIA Insd)                                                             5.375         07/01/23            5,590,200
  2,710   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj
          Tucson Ser A Rfdg (FSA Insd) (c)                                              7.250         07/15/10            2,854,985
                                                                                                                        -----------
                                                                                                                         15,625,705
                                                                                                                        -----------
          ARKANSAS    1.0%
  1,930   Arkansas St Cap Apprec College Svg                                                *         06/01/16            1,128,452
  2,305   Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey Plaza Proj
          (FSA Insd)                                                                    5.000         06/01/34            2,305,023
                                                                                                                        -----------
                                                                                                                          3,433,475
                                                                                                                        -----------

          CALIFORNIA    18.9%
  6,215   ABC, CA Uni Sch Dist Cap Apprec (FGIC Insd)                                       *         08/01/34            1,148,781
     28   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser B
          (AMT) (GNMA Collateralized)                                                   7.750         09/01/26               27,791
 10,000   California St (MBIA Insd)                                                     5.500         03/01/17           10,945,500
  3,000   California St Dept Wtr Res Ser A                                              5.875         05/01/16            3,348,990
  5,000   California St Pub Wks Brd Dept Gen Svc Cap East End A
          (AMBAC Insd)                                                                  5.125         12/01/21            5,216,700
  6,000   California St Pub Wks Brd Lease Rev Dept of Corrections St
          Prisons Ser A Rfdg (AMBAC Insd)                                               5.250         12/01/13            6,667,140
  2,000   California St Pub Wks Brd Lease Rev Dept of Corrections St
          Prisons Ser A Rfdg (AMBAC Insd) (d)                                           5.000         12/01/19            2,120,300
  5,000   California St Rfdg                                                            5.000         02/01/19            5,149,650
  2,000   Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc Ser A
          (MBIA Insd)                                                                   5.000         09/01/33            1,992,320
 30,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Ser A Rfdg                           *         01/15/22           10,753,800
  1,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Sr Lien Ser A
          (Prerefunded @ 01/01/07)                                                      6.500         01/01/32            1,104,870
  3,350   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                        5.250         11/01/19            3,583,997
  1,175   Kings Cnty, CA Waste Mgmt Auth Solid Waste Rev (Prerefunded @
          10/01/04) (AMT)                                                               7.200         10/01/14            1,209,110
  5,500   Port Oakland, CA Ser L (AMT) (FGIC Insd)                                      5.000         11/01/32            5,391,925


  9,000   Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside
          Cnty Hosp Proj (MBIA Insd)                                                        *         06/01/21            3,795,300
  5,700   Sacramento, CA City Fin Auth Rev Comb Proj B (MBIA Insd)                          *         11/01/15            3,381,297
 10,225   Santa Ana, CA Uni Sch Dist Ctf Part Cap Apprec Fin Proj
          (FSA Insd)                                                                        *         04/01/32            2,210,338
                                                                                                                        -----------
                                                                                                                         68,047,809
                                                                                                                        -----------

          COLORADO    7.2%
  4,340   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser A (FSA Insd)                       5.250         12/01/18            4,693,927
  4,290   Adams & Arapahoe Cntys, CO Jt Sch Dist Ser C (Prerefunded
          12/01/06) (MBIA Insd)                                                         5.750         12/01/08            4,731,741
  3,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj
          (Prerefunded @ 08/31/05) (c)                                                  7.000         08/31/26            3,263,160
  1,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser B
          (Prerefunded @ 08/31/05) (c)                                                  6.950         08/31/20            1,087,180
  9,000   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser C
          (Prerefunded @ 08/31/05)                                                          *         08/31/26            1,842,930
  2,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A                    5.500         03/01/32            2,046,560
  6,495   Colorado Springs, CO Utils Rev (Escrowed to Maturity)                         6.600         11/15/18            8,018,857
                                                                                                                        -----------
                                                                                                                         25,684,355
                                                                                                                        -----------

          CONNECTICUT    2.2%
  2,500   Connecticut St Hlth & Ed Fac Auth Rev Nursing Home Pgm
          AHF/Hartford  (Prerefunded @ 11/01/04)                                        7.125         11/01/14            2,586,100
  5,000   Connecticut St Ser C (FGIC Insd)                                              5.000         04/01/22            5,191,950
                                                                                                                        -----------
                                                                                                                          7,778,050
                                                                                                                        -----------

          DISTRICT OF COLUMBIA    1.4%
  5,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC
          Insd)                                                                         5.250         10/01/32            5,025,350
                                                                                                                        -----------

          FLORIDA    8.0%
  2,500   Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)                                   5.250         10/01/21            2,643,950
  5,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                              5.950         07/01/20            5,188,400
    410   Florida Hsg Fin Agy Single Family Mtg Ser A Rfdg (AMT)
          (GNMA Collateralized)                                                         6.650         01/01/24              420,467
  3,980   Jacksonville, FL Port Auth (AMT) (MBIA Insd)                                  5.700         11/01/30            4,119,698
  2,780   Jacksonville, FL Port Auth (Prerefunded @ 11/01/10) (AMT)
          (MBIA Insd)                                                                   5.700         11/01/30            3,110,375
 11,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT)
          (FGIC Insd)                                                                   5.375         10/01/32           11,654,560
  1,560   Pinellas Cnty, FL Hsg Fin Auth Single Family Mtg Rev Multi
          Cnty Pgm Ser A (AMT) (GNMA Collateralized)                                    6.700         02/01/28            1,593,400
                                                                                                                        -----------
                                                                                                                         28,730,850
                                                                                                                        -----------

          GEORGIA    4.5%
  5,000   Georgia Muni Elec Auth Pwr Rev Ser B (Escrowed to Maturity)
          (FGIC Insd)                                                                   5.700         01/01/19            5,671,150
  2,700   Marietta, GA Dev Auth Rev First Mtg Life College Ser B
          (FSA Insd)                                                                    5.375         09/01/09            2,852,280
  2,205   Municipal Elec Auth GA Comb Cycle Proj Ser A (MBIA Insd)                      5.000         11/01/20            2,290,069
  5,000   Municipal Elec Auth GA Combustion Turbine Proj Ser A
          (MBIA Insd)                                                                   5.250         11/01/20            5,317,800
                                                                                                                        -----------
                                                                                                                         16,131,299
                                                                                                                        -----------

          HAWAII    3.0%




 10,430   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Inc
          Ser A (AMT) (MBIA Insd)                                                       5.650         10/01/27           10,956,611
                                                                                                                        -----------

          ILLINOIS    10.8%
  7,500   Chicago, IL Brd Ed Cap Apprec Sch Reform B-1 (FGIC Insd)                          *         12/01/29            1,796,850
  3,500   Chicago, IL Cap Apprec (Prerefunded @ 07/01/05) (AMBAC Insd)                      *         01/01/17            1,658,895
 10,000   Chicago, IL Cap Apprec City Colleges (FGIC Insd)                                  *         01/01/29            2,551,200
  6,000   Chicago, IL Lakefront Millenium Pkg Fac (MBIA Insd) (e)                     0/5.750         01/01/29            5,710,740
  3,180   Illinois Hlth Fac Auth Rev Children's Mem Hosp (MBIA Insd)                    6.250         08/15/13            3,707,816
  1,485   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser A Rfdg
          (Escrowed to Maturity) (FSA Insd)                                             6.750         04/15/17            1,785,712
    825   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C (FSA Insd)                  6.750         04/15/17              992,062
  1,000   Illinois Hlth Fac Auth Rev Highland Park Hosp Proj Ser A
          (Prerefunded @ 10/01/07) (MBIA Insd)                                          5.750         10/01/17            1,117,050
  2,070   Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (FSA Insd)                 5.400         09/01/16            2,291,656
  5,000   Regional Trans Auth IL Ser A (AMBAC Insd)                                     8.000         06/01/17            6,771,250
 10,000   Will Cnty, IL Sch Dist No 122 Ser B Rfdg (FGIC Insd)                          5.250         11/01/20           10,585,200
                                                                                                                        -----------
                                                                                                                         38,968,431
                                                                                                                        -----------

          KANSAS    2.1%
  3,430   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd)                         5.250         10/01/20            3,634,085
  3,615   Kansas St Dev Fin Auth Rev KS Proj Ser N (AMBAC Insd)                         5.250         10/01/21            3,807,246
                                                                                                                        -----------
                                                                                                                          7,441,331
                                                                                                                        -----------

          KENTUCKY    0.2%
    500   Mount Sterling, KY Lease Rev KY League Cities Fdg Ser B                       6.100         03/01/18              581,245
                                                                                                                        -----------

          LOUISIANA    5.5%
  5,000   Lafayette, LA Util Rev (MBIA Insd) (b)                                        5.250         11/01/21            5,340,950
  8,065   Louisiana St Office Fac Corp LA St Cap Complex Pgm (MBIA Insd)                5.000         11/01/20            8,363,808
  6,000   Saint Charles Parish, LA Solid Waste Disp Rev LA Pwr & Lt Co
          Proj (AMT) (FSA Insd) (d)                                                     7.050         04/01/22            6,024,900
                                                                                                                        -----------
                                                                                                                         19,729,658
                                                                                                                        -----------

          MARYLAND    2.6%
  5,000   Maryland St Econ Dev Corp MD Aviation Admin Fac (AMT)
          (FSA Insd)                                                                    5.375         06/01/20            5,272,100
  4,000   Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt B (AMT)
          (AMBAC Insd)                                                                  5.125         03/01/24            4,072,600
                                                                                                                        -----------
                                                                                                                          9,344,700
                                                                                                                        -----------

          MASSACHUSETTS    1.1%
  1,750   Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant
          Hlth                                                                          6.000         07/01/31            1,814,207
  1,000   Massachusetts St Indl Fin Agy Wtr Treatment American Hingham
          (AMT)                                                                         6.900         12/01/29            1,053,500
  1,000   Massachusetts St Indl Fin Agy Wtr Treatment American Hingham
          (AMT)                                                                         6.950         12/01/35            1,052,800
                                                                                                                        -----------
                                                                                                                          3,920,507
                                                                                                                        -----------

          MICHIGAN    4.1%




  5,000   Detroit, MI Downtown Dev Auth Tax Increment Rev Dev Area No. 1
          Proj Ser C1 (Prerefunded @ 07/01/06)                                          6.250         07/01/25            5,504,900
  3,185   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser A (MBIA Insd)                      5.250         07/01/20            3,388,872
  2,535   Michigan St Strategic Fd Detroit Edison Pollutn Ctl Ser B Rfdg
          (AMT)                                                                         5.650         09/01/29            2,558,398
  3,090   Troy, MI Downtown Dev Auth Dev Rfdg (MBIA Insd)                               5.500         11/01/15            3,409,784
                                                                                                                        -----------
                                                                                                                         14,861,954
                                                                                                                        -----------

          MISSISSIPPI    0.6%
  2,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc
          Proj                                                                          5.875         04/01/22            2,006,180
                                                                                                                        -----------

          MISSOURI    2.0%
  2,195   Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj                     5.000         11/01/16            2,315,045
  5,000   Platte Cnty, MO Indl Dev Auth Trans Rev                                       4.500         12/01/24            4,747,150
                                                                                                                        -----------
                                                                                                                          7,062,195
                                                                                                                        -----------


          NEVADA    4.8%
 13,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd) (b)                      5.000         07/01/36           12,775,490
  4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
          (AMBAC Insd)                                                                  5.250         07/01/34            3,981,280
    520   Nevada Hsg Div Single Family Pgm Mezz B (AMT) (FHA/VA Gtd)                    6.550         10/01/12              523,432
                                                                                                                        -----------
                                                                                                                         17,280,202
                                                                                                                        -----------

          NEW JERSEY    8.5%
    800   New Jersey Econ Dev Auth Econ Dev Rev Manahawkin Convalescent
          Ser A Rfdg (FHA Gtd)                                                          6.650         02/01/23              816,112
  4,350   New Jersey Econ Dev Wtr NJ Amern Wtr Co Inc Ser A (AMT) (FGIC
          Insd)                                                                         5.250         07/01/38            4,394,935
  1,695   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr Passaic
          (Escrowed to Maturity) (FSA Insd)                                             6.000         07/01/06            1,785,835
  2,500   New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr Passaic
          (Escrowed to Maturity) (FSA Insd)                                             6.750         07/01/19            3,097,350
 10,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)               5.250         09/01/20           10,646,200
  3,000   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal
          (MBIA Insd)                                                                   5.000         01/01/34            3,005,460
  6,750   Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub
          Svc Elec & Gas Ser A (AMT) (MBIA Insd)                                        5.450         02/01/32            6,805,215
                                                                                                                        -----------
                                                                                                                         30,551,107
                                                                                                                        -----------

          NEW YORK    19.4%
  7,000   Metropolitan Trans Auth NY Ser A Rfdg (FGIC Insd)                             5.250         11/15/31            7,167,160
  7,270   New York City Ser A                                                           7.000         08/01/04            7,271,090
  5,000   New York City Ser C                                                           5.500         08/01/13            5,491,500
  6,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser A
          Rfdg (Variable Rate Coupon)                                                   5.500         11/01/26            6,644,940
  8,240   New York City Transitional Future Tax Secd Ser C Rfdg
          (AMBAC Insd)                                                                  5.250         08/01/18            8,825,782
  2,220   New York St Dorm Auth Lease Rev Ser B (Variable Rate Coupon)
          (XLCA Insd)                                                                   4.000         07/01/30            2,204,305
  7,575   New York St Dorm Auth Rev City Univ Sys Con Ser A                             5.625         07/01/16            8,529,526
  3,845   New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg                             5.750         02/15/20            4,218,349


  5,885   New York St Energy Resh & Dev Auth Fac Rev (AMT)                              7.125         12/01/29            6,097,390
  2,310   New York St Med Care Fac Fin Agy Rev Saint Peter's Hosp Proj
          Ser A (AMBAC Insd)                                                            5.375         11/01/13            2,363,245
  2,170   New York St Ser G                                                             5.750         02/01/14            2,304,779
  2,830   New York St Ser G (Prerefunded @ 02/01/06)                                    5.750         02/01/14            3,036,109
  5,000   New York St Urban Dev Corp Rev St Fac Rfdg                                    5.700         04/01/20            5,690,300
                                                                                                                        -----------
                                                                                                                         69,844,475
                                                                                                                        -----------

          OHIO    4.9%
  1,150   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                7.500         01/01/30            1,261,240
  2,000   Cuyahoga Cnty, OH Multi-Family Rev Hsg Dale Bridge Apt (AMT)
          (GNMA Collateralized)                                                         6.600         10/20/30            2,065,120
  3,540   Franklin Cnty, OH Hosp Rev & Impt Doctor's Hosp Proj Rfdg
          (Escrowed to Maturity)                                                        5.875         12/01/23            3,594,587
  1,500   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                       6.000         11/15/32            1,557,720
  5,130   Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt Rfdg
          (Connie Lee Insd)                                                             6.250         12/01/10            5,662,391
  2,000   Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev OH Edison Co Proj Rfdg               5.950         05/15/29            1,968,220
  1,390   Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser
          C (AMT)                                                                       6.600         11/15/15            1,399,952
                                                                                                                        -----------
                                                                                                                         17,509,230
                                                                                                                        -----------

          OKLAHOMA    0.5%
  1,500   Jenks, OK Aquarium Auth Rev First Mtg (Prerefunded 07/01/10)
          (MBIA Insd)                                                                   6.100         07/01/30            1,744,830
                                                                                                                        -----------

          OREGON    3.8%
  5,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                              5.250         07/01/22            5,269,150
  2,745   Oregon St Dept Admin Ser A (Prerefunded @ 11/01/05) (MBIA Insd)               5.250         11/01/10            2,894,246
  5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                   5.250         11/01/18            5,359,750
                                                                                                                        -----------
                                                                                                                         13,523,146
                                                                                                                        -----------

          PENNSYLVANIA    2.2%
  5,000   Harrisburg, PA Res Gtd Sub Ser D-2 (FSA Insd)                                 5.000         12/01/33            5,356,700
  1,370   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Cmnty College
          Ser B Rfdg (MBIA Insd)                                                        6.500         05/01/08            1,543,990
    905   Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser A
          (Escrowed to Maturity)                                                        6.000         12/01/05              934,847
                                                                                                                        -----------
                                                                                                                          7,835,537
                                                                                                                        -----------

          RHODE ISLAND    1.1%
  3,000   Rhode Island St Cons Cap Dev Ln Ser A (Prerefunded @ 08/01/04)                5.000         08/01/12            3,030,300
  1,050   Rhode Island St Hlth & Ed Bldg Corp Rev Higher Ed Fac Roger
          Williams (Prerefunded @ 11/15/04) (Connie Lee Insd)                           7.200         11/15/14            1,088,819
                                                                                                                        -----------
                                                                                                                          4,119,119
                                                                                                                        -----------

          SOUTH CAROLINA    2.2%
  1,015   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA Insd)                         5.000         01/01/11            1,101,874
  6,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj
          Ser A (AMBAC Insd)                                                            5.200         11/01/27            6,668,285
                                                                                                                        -----------
                                                                                                                          7,770,159
                                                                                                                        -----------

          TENNESSEE    1.9%
 12,525   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First
          Mtg Ser A Rfdg (MBIA Insd)                                                        *         07/01/26            3,661,684



  2,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St
          Hlth Ser A Rfdg (MBIA Insd)                                                   7.500         07/01/25            3,074,125
                                                                                                                        -----------
                                                                                                                          6,735,809
                                                                                                                        -----------

          TEXAS    13.2%
  2,000   Brazos River Auth TX Pollutn Ctl Rev Adj TXU Elec Co Proj Ser
          C Rfdg (AMT) (Variable Rate Coupon)                                           5.750         05/01/36            2,063,380
  5,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg (AMT)
          (FGIC Insd)                                                                   5.500         11/01/31            5,115,000
  2,345   Denton Cnty, TX Perm Impt                                                     5.500         07/15/19            2,558,747
  2,250   Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Hermann Hosp Proj
          (Prerefunded @ 10/01/04) (MBIA Insd)                                          6.375         10/01/24            2,291,108
  1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A                       6.375         06/01/29            1,086,450
  5,000   Harris Cnty, TX Sr Lien Toll Rd Rfdg (FSA Insd)                               5.125         08/15/32            5,048,100
  4,655   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                                  5.500         07/01/15            5,152,759
  3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                      5.625         07/01/30            3,080,400
  5,000   Matagorda Cnty, TX Navig Dist No 1 Rev Houston Lt Rfdg (AMT)
          (AMBAC Insd) (c)                                                              5.125         11/01/28            5,022,450
  2,000   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                7.250         01/01/31            1,896,240
  4,475   North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys Proj Ser A                5.125         05/15/29            4,409,799
  5,000   San Antonio, TX Elec & Gas Sys Rfdg                                           5.375         02/01/16            5,433,700
  3,960   Stafford, TX Econ Dev Corp (FGIC Insd)                                        5.500         09/01/30            4,204,728
                                                                                                                        -----------
                                                                                                                         47,362,861
                                                                                                                        -----------

          UTAH    0.7%
  4,950   Intermountain Pwr Agy UT Pwr Supply Rev Ser A Rfdg (Escrowed to
          Maturity) (FGIC Insd)                                                             *         07/01/17            2,627,163
                                                                                                                        -----------

          WASHINGTON    8.1%
  5,000   Clark Cnty, WA Sch Dist 114 (FSA Insd)                                        5.250         06/01/19            5,332,600
  3,630   King City, WA Ser B (Prerefunded @ 12/01/07)                                  5.900         12/01/14            4,094,495
  1,370   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                                  5.900         12/01/14            1,545,305
  2,245   King Cnty, WA Ser B (Prerefunded @ 12/01/07)                                  6.625         12/01/15            2,584,085
  4,000   Washington St Pub Pwr Supply Ser A Rfdg (FGIC Insd)                           7.000         07/01/08            4,597,760
 10,000   Washington St Pub Pwr Supply Ser A Rfdg (AMBAC Insd)                          5.700         07/01/09           10,852,000
                                                                                                                        -----------
                                                                                                                         29,006,245
                                                                                                                        -----------

          WEST VIRGINIA    2.5%
  5,920   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev West PA Pwr
          Co Ser C (AMT) (AMBAC Insd)                                                   6.750         08/01/24            6,061,310
  3,000   West Virginia St Wtr Dev Auth Wtr Dev Rev Ln Pgm II Ser A
          (Prerefunded @ 11/01/04) (FSA Insd)                                           6.750         11/01/33            3,100,860
                                                                                                                        -----------
                                                                                                                          9,162,170
                                                                                                                        -----------

          WISCONSIN    1.3%
  2,000   Wisconsin St Hlth & Ed Fac Children's Hosp (Prerefunded @
          08/15/04) (FGIC Insd) (c)                                                     5.000         08/15/10            2,023,060
  2,675   Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj                           6.250         11/15/28            2,802,758
                                                                                                                        -----------
                                                                                                                          4,825,818
                                                                                                                        -----------

          PUERTO RICO    3.6%
  7,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y Rfdg
          (FSA Insd) (c) (d)                                                            6.250         07/01/21            8,538,250
  4,000   Puerto Rico Pub Bldgs Auth Gtd Pub Ed & Hlth Fac Ser M Rfdg
          (MBIA Insd)                                                                   5.600         07/01/08            4,434,080





                                                                                                                        -----------
                                                                                                                         12,972,330
                                                                                                                        -----------




Total Long-Term Investments    160.0%
   (Cost $545,488,592)                                                                                                  574,678,418

Short-Term Investments    4.7%
   (Cost $16,695,000)                                                                                                    16,695,000
                                                                                                                        -----------

TOTAL INVESTMENTS    164.7%
   (Cost $562,183,592)                                                                                                  591,373,418

LIABILITIES IN EXCESS OF OTHER ASSETS    (2.0%)                                                                          (7,175,154)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (62.7%)                                                          (225,086,861)
                                                                                                                     --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $359,111,403
                                                                                                                     ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a)            Security has been deemed illiquid.

(b)            Securities purchased on a when-issued or delayed delivery basis.

(c)            Security converts to a fixed coupon rate at a predetermined date.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AMBAC        - AMBAC Indemnity Corp.
AMT          - Alternative Minimum Tax
Connie Lee   - Connie Lee Insurance Co.
FGIC         - Financial Guaranty Insurance Co.
FHA          - Federal Housing Administration
FHA/VA       - Federal Housing Administration/Department of Veterans Affairs
FSA          - Financial Security Assurance Inc.
GNMA         - Government National Mortgage Association
MBIA         - Municipal Bond Investors Assurance Corp.
XLCA         - XL Capital Assurance Inc.




Future contracts outstanding as of July 31, 2004:                                                          UNREALIZED
                                                                                                           APPRECIATION/
Short Contracts:                                                                         CONTRACTS         DEPRECIATION
               U.S. Treasury Notes 5-Year Futures September 04
               (Current Notional Value of $109,500 per contract)                                    818             (1,473,312)

               U.S. Treasury Notes 10-Year Futures September 04  (Current
               Notional Value of $110,719 per contract)                                             166               (493,516)
                                                                                      ------------------   --------------------
                                                                                                    984           $ (1,966,828)
                                                                                      ------------------   --------------------


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004